Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of basic and diluted (loss) earnings per share

	At December 31,
	2018		2017		2016
Net (loss) income for the period	Ps.	(682,500)	Ps.	(651,788)	Ps.	3,478,598
Weighted average number of shares outstanding (in thousands):
Basic		1,011,877		1,011,877		1,011,877
Diluted		1,011,877		1,011,877		1,011,877
LPS -EPS:
Basic		(0.674)		(0.644)		3.438
Diluted		(0.674)		(0.644)		3.438